Notes Payable (Details Textual) - USD ($)	1 Months Ended
	Sep. 18, 2017	Jul. 21, 2017
Secured promissory note interest rate		4.50%
Secured promissory note amortized period		5 years
Principal and interest debt repayment monthly installments		$ 1,434
Utica Leasco [Member]
Secured promissory note	$ 320,658
Secured promissory note interest rate	4.50%
Secured promissory note amortized period	5 years
Principal and interest debt repayment monthly installments	$ 5,980